Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Summary of collaboration revenues by destination

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
United States of America	€467,978	€472,445	€793,873
Europe	2,114	5,605	41,028
Total collaboration revenues	€470,093	€478,051	€834,901

Summary of revenues by major customers

	Year ended December 31,
	2021		2020			2019
	(Euro, in thousands)%		(Euro, in thousands)%			(Euro, in thousands)%
Gilead:
United States of America (1)	€467,978	100%	€472,445	99%		€793,873	95%
Europe (1)	2,071	0%	1,460	0%		(4,570)	(1)%
AbbVie:
Europe	—	0%	(52)	0%		26,356	3%
Novartis:
Europe	—	0%	4,125	1%		19,177	2%
Total revenues from major customers	€470,049	100%	€477,978	100%	€	€834,836	100%
(1)	Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location

	December 31,
	2021	2020	2019(*)

	(Euro, in thousands)
Belgium	€98,295	€113,524	€57,007
France	21,051	18,398	18,102
The Netherlands	66,621	28,210	7,951
Croatia	—	—	6,182
Switzerland	7,181	7,668	1,057
Spain	3,029	2,755	—
Other	1,438	388	681
Total non-current assets	€197,615	€170,943	€90,979